Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Detail) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Swap | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	$ 0	$ 490,341	$ 4,379,424
Interest Rate Swap | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets	6,921,896	0
Foreign Currency Hedges | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, assets			$ 3,270,910
Foreign Currency Hedges | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets	$ 17,045,378	$ 4,261,100